Derivatives and Risk Management	12 Months Ended
Jan. 03, 2015
Derivatives and Risk Management
Derivatives and Risk Management

8. Derivatives and Risk Management

        Cash Flow Hedges.    The primary risks managed by using derivative instruments are the fluctuations in global currencies that will ultimately be used by non-U.S. dollar functional currency subsidiaries to settle future payments of intercompany inventory transactions denominated in U.S. dollars. Specifically, the Company projects future intercompany purchases by its non-U.S. dollar functional currency subsidiaries generally over a period of up to 18 months. The Company enters into forward contracts generally for up to 65% of the forecasted purchases to manage fluctuations in global currencies that will ultimately be used to settle such U.S. dollar denominated inventory purchases. Forward contracts represent agreements to exchange the currency of one country for the currency of another country at an agreed-upon settlement date and exchange rate. These forward contracts are designated as single cash flow hedges. Fluctuations in exchange rates will either increase or decrease the Company's U.S. dollar equivalent cash flows from these intercompany inventory transactions, which will affect the Company's U.S. dollar earnings. Gains or losses on the forward contracts are expected to offset these fluctuations to the extent the cash flows are hedged by the forward contracts.

        These forward contracts meet the criteria for hedge eligibility, which requires that they represent foreign-currency-denominated forecasted intra-entity transactions in which (i) the operating unit that has the foreign currency exposure is a party to the hedging instrument and (ii) the hedged transaction is denominated in a currency other than the hedging unit's functional currency.

        At the inception of each forward contract designated as a cash flow hedge, the hedging relationship is expected to be highly effective in achieving offsetting cash flows attributable to the hedged risk. The Company assesses hedge effectiveness under the critical terms matched method at inception and at least quarterly throughout the life of the hedging relationship. If the critical terms (i.e., amounts, currencies and settlement dates) of the forward contract match the terms of the forecasted transaction, the Company concludes that the hedge is effective.

        For a derivative instrument that is designated and qualifies as a cash flow hedge, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income (loss), net of taxes and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings. Due to the high degree of effectiveness between the hedging instruments and the underlying exposures being hedged, the Company's hedges resulted in no ineffectiveness in its consolidated statements of income and comprehensive income, and there were no components excluded from the assessment of hedge effectiveness for fiscal years 2014, 2013 and 2012.

        All derivative instruments are recognized as either assets or liabilities at fair value in the consolidated balance sheets. Derivatives designated as cash flow hedges are recorded at fair value at each balance sheet date and the change in fair value is recorded to accumulated other comprehensive income within the equity section of the Company's consolidated balance sheet until such derivative's gains or losses become realized or the cash flow hedge relationship is terminated. If the cash flow hedge relationship is terminated, the derivative's gains or losses that are recorded in accumulated other comprehensive income will be recognized in earnings when the hedged cash flows occur. However, for cash flow hedges that are terminated because the forecasted transaction is not expected to occur in the original specified time period, the derivative's gains or losses are immediately recognized in earnings. There were no gains or losses reclassified into earnings as a result of the discontinuance of cash flow hedges for fiscal years 2014, 2013 and 2012. Hedge accounting is discontinued if it is determined that the derivative is not highly effective. The Company records all forward contract hedge assets and liabilities on a gross basis as they do not meet the balance sheet netting criteria because the Company does not have master netting agreements established with the derivative counterparties that would allow for net settlement.

        As of January 3, 2015, the Company had the following outstanding forward contracts that were entered into to hedge the future payments of intercompany inventory transactions (in millions):

Functional Currency		Contract Currency
Type	Amount	Type	Amount
Euro	160.4	U.S. dollar	211.6
British pound	26.0	U.S. dollar	42.2
Canadian dollar	34.4	U.S. dollar	30.9
Japanese yen	2,865.0	U.S. dollar	26.8
Australian dollar	15.0	U.S. dollar	13.1
Mexican peso	164.3	U.S. dollar	12.0

        The Company is also exposed to interest rate risk related to its $250 million U.S.-based term loan ("Term Loan"). To manage the interest rate risk related to this loan, the Company entered into an interest rate swap agreement on July 26, 2013 with a term of approximately five years. The objective of this hedge is to offset the variability of future payments associated with interest rates on the Term Loan. The interest rate swap agreement hedges the 1-month London Interbank Offer Rate ("LIBOR") based variable rate debt obligations under the Term Loan. Under the terms of the swap, the Company pays a fixed interest rate of 1.288% per annum to the swap counterparty. The notional amount will amortize over the remaining life of the Term Loan to coincide with the amortization of the underlying loan. The Company will receive interest from the swap counterparty at a variable rate based on 1-month LIBOR. This hedge is designated as a cash flow hedge.

        Net Investment Hedge.    The Company is also exposed to risk that adverse changes in foreign currency exchange rates could impact its net investment in foreign operations. To manage this risk, during the first quarter of fiscal year 2014, the Company entered into a forward contract designated as a net investment hedge to reduce exposure to changes in currency exchange rates on €25.0 million of its total investment in a wholly-owned euro-denominated foreign subsidiary. The hedge was settled in the second quarter of fiscal year 2014. The effective portion of derivatives designated as net investment hedges are recorded at fair value at each balance sheet date and the change in fair value is recorded in cumulative translation adjustment as a component of other comprehensive income (loss) in the Company's consolidated statements of income and comprehensive income. The Company uses the hypothetical derivative method to assess the ineffectiveness of net investment hedges. Should any portion of a net investment hedge become ineffective, the ineffective portion will be reclassified to other income-net on the Company's consolidated statements of income and comprehensive income. Gains and losses reported in accumulated other comprehensive income will not be reclassified into earnings until the Company's underlying investment is liquidated or dissolved.

        Non-designated Hedges.    The Company also periodically enters into forward contracts to manage exchange rate risks associated with certain non-inventory intercompany transactions and to which the Company does not elect hedge treatment. All of the Company's outstanding forward contracts were designated as hedging instruments as of January 3, 2015 and December 28, 2013. Changes in the fair value of derivatives not designated as hedging instruments are recognized in earnings when they occur.

        The effective portion of gains and losses on cash flow hedges that was recognized in other comprehensive income (loss), net of taxes during fiscal years 2014 and 2013 was (in thousands):

	For the Fiscal Year Ended January 3, 2015	For the Fiscal Year Ended December 28, 2013
Cash flow hedges:
Forward contracts	$22,927	$(1,391)
Interest rate swap	(2,159)	(1,031)

Total gain (loss) recognized in other comprehensive income (loss), net of taxes	$20,768	$(2,422)

        The following table illustrates the effective portion of gains and losses on derivative instruments recorded in other comprehensive income (loss), net of taxes during the term of the hedging relationship and reclassified into earnings, and gains and losses on derivatives not designated as hedging instruments recorded directly to earnings during fiscal years 2014 and 2013 (in thousands):

	Consolidated Statements of Income and Comprehensive Income Location		For the Fiscal Year Ended January 3, 2015	For the Fiscal Year Ended December 28, 2013
Forward contracts designated as cash flow hedging instruments	Other income-net	Total gain (loss) reclassified from other comprehensive income (loss)	$5,856	$(246)

Forward contracts not designated as hedging instruments	Other income-net	Total gain (loss) recognized in income	$(148)	$567

Interest rate swap designated as a cash flow hedging instrument	Interest expense	Total gain loss reclassified from other comprehensive income (loss)	$(1,763)	$(925)

        The following table discloses the fair value amounts for the Company's derivative instruments as separate asset and liability values, presents the fair value of derivative instruments on a gross basis, and identifies the line items in the consolidated balance sheets in which the fair value amounts for these categories of derivative instruments are included (in thousands):

	Asset Derivatives				Liability Derivatives
	January 3, 2015		December 28, 2013		January 3, 2015		December 28, 2013
	Consolidated Balance Sheets Location	Fair Value	Consolidated Balance Sheets Location	Fair Value	Consolidated Balance Sheets Location	Fair Value	Consolidated Balance Sheets Location	Fair Value
Forward contracts designated as cash flow hedging instruments	Prepaid expenses and and other current assets	$25,867	Prepaid expenses and other current assets	$3,289	Accrued expenses-other	$0	Accrued expenses-other	$7,651
Interest rate swap designated as a cash flow hedging instrument	Prepaid expenses and and other current assets	$0	Prepaid expenses and other current assets	0	Accrued expenses-other	2,157	Accrued expenses-other	2,783
Forward contracts designated as cash flow hedging instruments	Intangible and other assets-net	$1,802	Intangible and other assets-net	219	Other long-term liabilities	0	Other long-term liabilities	563
Interest rate swap designated as a cash flow hedging instrument	Intangible and other assets-net	$1,724	Intangible and other assets-net	4,307	Other long-term liabilities	357	Other long-term liabilities	1,693

Total		$29,393		$7,815		$2,514		$12,690

        At the end of fiscal year 2014, the Company had forward contracts with maturities extending through June 2016. The estimated net amount of the existing gains and losses at January 3, 2015 that is expected to be reclassified into earnings within the next twelve months is a gain of $16.9 million. See Note 1—Significant Accounting Policies for additional disclosures on foreign currency hedging instruments.